Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(1) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment Based On(3):		Net Income ($M)	Adjusted EPS ($)(5)
					Total Shareholder Return ($)	Industry Index Total Shareholder Return ($)(4)
2025	$18,945,479	$24,536,788	$7,736,428	$7,874,677	$155	$101	$816	$7.57
2024	$16,812,348	$1,944,680	$4,603,424	$1,750,213	$131	$108	$1,137	$9.19
2023	$17,587,870	$18,428,607	$4,702,683	$4,989,878	$165	$118	$2,243	$13.66
2022	$17,899,691	$36,869,068	$4,977,421	$6,799,877	$159	$130	$1,610	$13.91
2021	$16,148,227	$53,419,822	$6,527,939	$12,048,134	$146	$115	$2,078	$12.93

Company Selected Measure Name	Adjusted Earnings Per Share
Named Executive Officers, Footnote	For 2021, the Non-PEO NEOs consisted of Messrs. Neppl, Padilla, Zachman and Dimopoulos. For 2022, 2023 and 2024, the Non-PEO NEOs consisted of Messrs. Neppl, Garros, Dimopoulos, and Podwika. For 2025, the Non-PEO NEO's consisted of Messrs. Neppl, Garros, Dimopoulos, Podwika, and Mattiske.
Peer Group Issuers, Footnote	The industry index is the Standard and Poor's (S&P) 500 Food Products Index as disclosed in the Company's annual report on Form 10-K for the fiscal year ended December 31, 2025.
PEO Total Compensation Amount	$ 18,945,479	$ 16,812,348	$ 17,587,870	$ 17,899,691	$ 16,148,227
PEO Actually Paid Compensation Amount	$ 24,536,788	1,944,680	18,428,607	36,869,068	53,419,822
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid represents the Summary Compensation Table Total adjusted to (a) exclude any positive aggregate change in the actuarial present value of all defined benefit pension plan benefits for the applicable year and (b) include the fair value of current and prior year equity awards that are outstanding, vested or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year. The following tables show what amounts were deducted from, and added to, the Summary Compensation Table Total to calculate the PEO and Average Non-PEO NEO Compensation Actually Paid:

PEO SCT Total to CAP Reconciliation

Year	Summary Compensation Table Total Compensation		Deductions			Additions					Compensation Actually Paid
			Grant Date Fair Value of Stock and Option Awards(i)	Change in Pension Value & Nonqualified Deferred Compensation Earnings(ii)		Fair Value at FYE of Stock and Option Awards(iii)	Change in Fair Value of Outstanding and Unvested Stock and Option Awards(iv)	Change in Fair Value of Vested Stock and Option Awards(v)	Fair Value of Vested Stock and Option Awards(vi)
2025	$18,945,479	-	$12,767,722	$—	+	$15,961,635	$2,883,988	$(486,592)	$—	=	$24,536,788
2024	$16,812,348		$10,779,356	$—		$7,060,050	$(10,136,579)	$(1,011,783)	$—		$1,944,680
2023	$17,587,870		$10,964,403	$—		$11,184,037	$2,885,552	$(2,264,449)	$—		$18,428,607
2022	$17,899,691		$11,480,361	$—		$15,386,996	$5,751,424	$9,311,318	$—		$36,869,068
2021	$16,148,227		$9,991,055	$—		$18,082,222	$24,119,250	$5,061,178	$—		$53,419,822

Average Non-PEO NEO SCT Total to CAP Reconciliation

Year	Summary Compensation Table Total Compensation		Deductions			Additions					Compensation Actually Paid
			Grant Date Fair Value of Stock and Option Awards(i)	Change in Pension Value & Nonqualified Deferred Compensation Earnings(ii)		Fair Value at FYE of Stock and Option Awards(iii)	Change in Fair Value of Outstanding and Unvested Stock and Option Awards(iv)	Change in Fair Value of Vested Stock and Option Awards(v)	Fair Value of Vested Stock and Option Awards(vi)
2025	$7,736,428	-	$4,950,007	$—	+	$2,717,406	$467,743	$(76,749)	$1,979,856	=	$7,874,677
2024	$4,603,424		$2,266,042	$—		$1,484,038	$(1,938,730)	$(132,477)	$—		$1,750,213
2023	$4,702,683		$2,068,685	$—		$2,109,884	$496,315	$(250,319)	$—		$4,989,878
2022	$4,977,421		$2,550,094	$—		$3,264,413	$663,074	$445,063	$—		$6,799,877
2021	$6,527,939		$2,649,102	$2,848		$4,253,230	$3,534,002	$384,913	$—		$12,048,134

(i)    Represents the grant date fair value of stock and option awards granted in Fiscal Year.
(ii)    No NEOs were eligible to participate in the U.S. pension plan in 2022, 2023, 2024 or 2025. For 2021, no service costs were accrued as Mr. Zachman's pension was under a frozen plan and the other NEOs were not eligible to participate in the U.S. pension plan. No NEOs participate in the deferred compensation program, including our PEO.
(iii)    Fair value at Fiscal Year-end of outstanding and unvested stock and option awards granted in Fiscal Year.
(iv)    Change in fair value of outstanding and unvested stock and option awards granted in prior Fiscal Years.
(v)    Change in fair value as of vesting date of stock and option awards granted in prior Fiscal Years for which applicable vesting conditions were satisfied during Fiscal Year.
(vi) Fair value at vesting of stock and option awards granted in fiscal year that vested during fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 7,736,428	4,603,424	4,702,683	4,977,421	6,527,939
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,874,677	1,750,213	4,989,878	6,799,877	12,048,134
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid represents the Summary Compensation Table Total adjusted to (a) exclude any positive aggregate change in the actuarial present value of all defined benefit pension plan benefits for the applicable year and (b) include the fair value of current and prior year equity awards that are outstanding, vested or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year. The following tables show what amounts were deducted from, and added to, the Summary Compensation Table Total to calculate the PEO and Average Non-PEO NEO Compensation Actually Paid:

PEO SCT Total to CAP Reconciliation

Year	Summary Compensation Table Total Compensation		Deductions			Additions					Compensation Actually Paid
			Grant Date Fair Value of Stock and Option Awards(i)	Change in Pension Value & Nonqualified Deferred Compensation Earnings(ii)		Fair Value at FYE of Stock and Option Awards(iii)	Change in Fair Value of Outstanding and Unvested Stock and Option Awards(iv)	Change in Fair Value of Vested Stock and Option Awards(v)	Fair Value of Vested Stock and Option Awards(vi)
2025	$18,945,479	-	$12,767,722	$—	+	$15,961,635	$2,883,988	$(486,592)	$—	=	$24,536,788
2024	$16,812,348		$10,779,356	$—		$7,060,050	$(10,136,579)	$(1,011,783)	$—		$1,944,680
2023	$17,587,870		$10,964,403	$—		$11,184,037	$2,885,552	$(2,264,449)	$—		$18,428,607
2022	$17,899,691		$11,480,361	$—		$15,386,996	$5,751,424	$9,311,318	$—		$36,869,068
2021	$16,148,227		$9,991,055	$—		$18,082,222	$24,119,250	$5,061,178	$—		$53,419,822

Average Non-PEO NEO SCT Total to CAP Reconciliation

Year	Summary Compensation Table Total Compensation		Deductions			Additions					Compensation Actually Paid
			Grant Date Fair Value of Stock and Option Awards(i)	Change in Pension Value & Nonqualified Deferred Compensation Earnings(ii)		Fair Value at FYE of Stock and Option Awards(iii)	Change in Fair Value of Outstanding and Unvested Stock and Option Awards(iv)	Change in Fair Value of Vested Stock and Option Awards(v)	Fair Value of Vested Stock and Option Awards(vi)
2025	$7,736,428	-	$4,950,007	$—	+	$2,717,406	$467,743	$(76,749)	$1,979,856	=	$7,874,677
2024	$4,603,424		$2,266,042	$—		$1,484,038	$(1,938,730)	$(132,477)	$—		$1,750,213
2023	$4,702,683		$2,068,685	$—		$2,109,884	$496,315	$(250,319)	$—		$4,989,878
2022	$4,977,421		$2,550,094	$—		$3,264,413	$663,074	$445,063	$—		$6,799,877
2021	$6,527,939		$2,649,102	$2,848		$4,253,230	$3,534,002	$384,913	$—		$12,048,134

(i)    Represents the grant date fair value of stock and option awards granted in Fiscal Year.
(ii)    No NEOs were eligible to participate in the U.S. pension plan in 2022, 2023, 2024 or 2025. For 2021, no service costs were accrued as Mr. Zachman's pension was under a frozen plan and the other NEOs were not eligible to participate in the U.S. pension plan. No NEOs participate in the deferred compensation program, including our PEO.
(iii)    Fair value at Fiscal Year-end of outstanding and unvested stock and option awards granted in Fiscal Year.
(iv)    Change in fair value of outstanding and unvested stock and option awards granted in prior Fiscal Years.
(v)    Change in fair value as of vesting date of stock and option awards granted in prior Fiscal Years for which applicable vesting conditions were satisfied during Fiscal Year.
(vi) Fair value at vesting of stock and option awards granted in fiscal year that vested during fiscal year.

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Pay and Performance The following shows the relationship between PEO CAP, Average Non-PEO NEO CAP, TSR and the indexed peer TSR.
Compensation Actually Paid vs. Net Income	Relationship Between Pay and Net Income The following shows the relationship between PEO CAP, Average Non-PEO NEO CAP and Net Income.
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Pay and Adjusted EPS The following shows the relationship between PEO CAP, Average Non-PEO NEO CAP and Adjusted EPS.
Total Shareholder Return Vs Peer Group	Relationship Between Pay and Performance The following shows the relationship between PEO CAP, Average Non-PEO NEO CAP, TSR and the indexed peer TSR.
Tabular List, Table
As required, the list below reflects performance measures that we consider the most important for linking executive compensation actually paid to company performance in 2025.

Adj EPS(1) | Adj PBT(I)(2) | AROIC(3) | Relative TSR

(1)Represents Adjusted Earnings Per Share excluding certain gains and charges. Adjusted Earnings Per Share excluding notables, as used in this proxy statement, is a non-GAAP financial measure, see Appendix A – Reconciliation of Non-GAAP Financial Measures for reconciliation to the most directly comparable U.S. GAAP measure.
(2)Represents Adjusted Profit Before Taxes before certain incentive payouts.
(3)Represents Adjusted Return on Invested Capital and used to account for mark-to-market timing differences and adjust for readily marketable inventories.

Total Shareholder Return Amount	$ 155	131	165	159	146
Peer Group Total Shareholder Return Amount	101	108	118	130	115
Net Income (Loss)	$ 816,000,000	$ 1,137,000,000	$ 2,243,000,000	$ 1,610,000,000	$ 2,078,000,000
Company Selected Measure Amount | $ / shares	7.57	9.19	13.66	13.91	12.93
Additional 402(v) Disclosure	Pursuant to the rules of the SEC, the comparison assumes $100 was invested on December 31, 2020 in our registered shares. Historic stock price performance is not necessarily indicative of future stock performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Adj EPS(1)
Non-GAAP Measure Description	Represents Adjusted Earnings Per Share excluding certain gains and charges, which is the financial measure from the Company performance measure below that the Company uses to link compensation paid to the Company's PEO and Non-PEO NEOs for the years shown to the Company's performance. Adjusted Earnings Per Share excluding notables, as used in this proxy statement, is a non-GAAP financial measure, see Appendix A – Reconciliation of Non-GAAP Financial Measures for reconciliation to the most directly comparable U.S. GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Adj PBT(I)(2)
Measure:: 3
Pay vs Performance Disclosure
Name	AROIC(3)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,767,722)	(10,779,356)	(10,964,403)	(11,480,361)	(9,991,055)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,961,635	7,060,050	11,184,037	15,386,996	18,082,222
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,883,988	(10,136,579)	2,885,552	5,751,424	24,119,250
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(486,592)	(1,011,783)	(2,264,449)	9,311,318	5,061,178
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(2,848)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,950,007)	(2,266,042)	(2,068,685)	(2,550,094)	(2,649,102)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,717,406	1,484,038	2,109,884	3,264,413	4,253,230
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	467,743	(1,938,730)	496,315	663,074	3,534,002
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,979,856	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (76,749)	$ (132,477)	$ (250,319)	$ 445,063	$ 384,913